Derivatives (Tables)	6 Months Ended
Jun. 30, 2021
Derivatives.
Schedule of derivatives

Derivatives by category

	June 30, 2021			December 31, 2020
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	3,305	9,563	324,669	3,846	11,774	323,664
Currency-related contracts	3,061	4,443	159,838	3,249	11,236	153,838
Equity-related contracts	10	544	7,274	457	620	15,598
Contracts related to commodities, credit risk, etc.	77	1,471	8,105	11	1,765	7,513
Total derivatives	6,453	16,021	499,886	7,563	25,395	500,613